CONTRIBUTED EQUITY	6 Months Ended
Dec. 31, 2022
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
8.          CONTRIBUTED EQUITY

Issued capital

	December 31, 2022 US$	June 30, 2022 US$
171,225,492 ordinary shares (June 30, 2022: 140,288,491)	44,914,632	29,782,268
	44,914,632	29,782,268

Movements in issued capital

	No. of Ordinary Shares	No. of Class A Performance Shares	No. of Class B Performance Shares	US$
December 31, 2022
Opening balance at July 1, 2022	140,288,491	19,800,000	19,800,000	29,782,268
Issue of shares - share placement	30,000,000	-	-	16,117,800
Issue of shares - exercise of options	737,000	-	-	194,205
Conversion of RSUs	200,001	-	-	167,487
Share issue costs	-	-	-	(1,347,128)
Closing balance at December 31, 2022	171,225,492	19,800,000	19,800,000	44,914,632

December 31, 2021
Opening balance at July 1, 2021	105,105,787	19,800,000	19,800,000	10,255,369
Issue of shares - share placement	20,000,000	-	-	17,604,000
Issue of shares - exercise of options	14,382,704	-	-	2,239,216
Share issue costs	-	-	-	(428,812)
Closing balance at December 31, 2021	139,488,491	19,800,000	19,800,000	29,669,773